UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

SonicShares™ Global Shipping ETF Tailored Shareholder Report

annual shareholder report March 31, 2026 SonicShares™ Global Shipping ETF Ticker: BOAT (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SonicShares™ Global Shipping ETF (the "Fund") for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.sonicshares.com/boat. You can also request this information by contacting us at (833) 378-0717 or by writing the Fund at SonicShares™ Global Shipping ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SonicShares™ Global Shipping ETF	$91	0.69%

Cumulative Performance

(Initial Investment of $10,000)

SonicShares™ Global Shipping ETF - $26,623
S&P 500® Total Return Index - $15,804
Solactive Global Shipping NTR Index - $25,648
$28,000
$24,000
$20,000
$16,000
$12,000
$8,000
08/03/2021
11/30/2021
03/31/2022
07/31/2022
11/30/2022
03/31/2023
07/31/2023
11/30/2023
03/31/2024
07/31/2024
11/30/2024
03/31/2025
07/31/2025
11/30/2025
03/31/2026

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception (8/3/2021)
SonicShares™ Global Shipping ETF	64.85%	23.40%
S&P 500® Total Return Index	17.80%	10.33%
Solactive Global Shipping NTR Index	66.40%	22.41%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://www.sonicshares.com/boat for more recent performance information.

How did the Fund perform last year?

The global shipping industry experienced heightened volatility driven by geopolitical instability, shifting trade flows, commodity demand fluctuations, and supply chain disruptions.

Despite the market environment, the Fund delivered a strong return of 64.85% for the fiscal year ended March 31, 2026, significantly outperforming the S&P 500® Total Return Index which returned 17.80%. The Fund slightly underperformed the Solactive Global Shipping NTR Index which returned 66.40% during the fiscal year.

What Factors Influenced Performance?

The Fund is a passively managed ETF that seeks to track the performance of the Solactive Global Shipping Index. From a sector perspective, based on performance attribution to the overall portfolio, Industrials was the leading contributor, with Energy close behind. The Fund was helped by holding Frontline PLC, SITC International Holdings, and Wallenius Wilhelmsen. However, holdings in TS Lines Ltd, Hapag-Lloyd AG, and Golden Ocean Group Ltd hurt the Fund performance.

SonicShares™ Global Shipping ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$79,972
Number of Holdings	50
Total Advisory Fee Paid	$315,440
Portfolio Turnover Rate	25%

What did the Fund invest in?

(as of March 31, 2026)

Sector Breakdown

(% of total net assets)

Geographic Breakdown

(% of total net assets)

Marshall Islands
21.1%
Bermuda
13.6%
Japan
11.4%
Norway
10.9%
Cyprus
6.0%
China
5.6%
Republic of Korea
5.5%
Cayman Islands
4.9%
Denmark
4.8%
Cash & Other
16.2%

Top Ten Holdings	(% of total net assets)
Frontline PLC	6.0
Mitsui OSK Lines Ltd.	5.7
SITC International Holdings Co. Ltd.	4.9
Kawasaki Kisen Kaisha Ltd.	4.9
AP Moller - Maersk A/S	4.8
Matson, Inc.	4.6
Scorpio Tankers, Inc.	4.3
Orient Overseas International Ltd.	4.1
Hafnia Ltd.	4.1
Wallenius Wilhelmsen ASA - Class B	3.9

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.sonicshares.com/boat.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SonicShares Global Shipping ETF

	FYE 3/31/2026	FYE 3/31/2025
Audit Fees	$13,875	$13,500
Audit-Related Fees	N/A	N/A
Tax Fees	$2,875	$2,270
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 3/31/2026	FYE 3/31/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

March 31, 2026

Tidal Trust I

SonicShares™ Global Shipping ETF	| BOAT | NYSE Arca, Inc.

SonicShares™ Global Shipping ETF

SonicShares™ Global Shipping ETF

Schedule of Investments

March 31, 2026

COMMON STOCKS - 99.6%	Shares	Value
Industrial Services - 99.6%(a)
2020 Bulkers Ltd.	13,865	$195,429
AP Moller - Maersk A/S	1,550	3,837,119
Ardmore Shipping Corp.	24,107	367,632
CMB.Tech NV	182,101	2,295,408
COSCO SHIPPING Energy Transportation Co. Ltd.	785,879	1,797,251
COSCO SHIPPING Holdings Co. Ltd.	1,428,869	2,715,511
Costamare, Inc.	72,771	1,229,830
d'Amico International Shipping SA	76,425	658,669
Danaos Corp.	11,069	1,246,812
DHT Holdings, Inc.	97,161	1,775,131
Dorian LPG Ltd.	25,926	886,669
Euroseas Ltd.	4,088	273,283
Frontline PLC	137,662	4,798,897
Genco Shipping & Trading Ltd.	25,716	579,896
Global Ship Lease, Inc.	21,634	805,434
Hafnia Ltd.	430,768	3,298,105
Hapag-Lloyd AG	8,889	1,236,205
Heung-A Shipping Co. Ltd.(b)	147,627	383,609
Himalaya Shipping Ltd.	28,656	374,786
HMM Co. Ltd.	235,980	3,015,133
Hoegh Autoliners ASA	115,623	1,648,713
International Seaways, Inc.	29,950	2,182,756
Kawasaki Kisen Kaisha Ltd.	236,298	3,919,734
KNOT Offshore Partners LP	19,971	201,308
Matson, Inc.(c)	22,490	3,687,011
Mitsui OSK Lines Ltd.	111,547	4,554,714
MPC Container Ships ASA	273,206	641,439
Navigator Holdings Ltd.	39,646	766,357
Nordic American Tankers Ltd.	129,838	760,851
NS United Kaiun Kaisha Ltd.	14,752	675,983
Okeanis Eco Tankers Corp.(d)	21,790	1,125,185
Orient Overseas International Ltd.	186,237	3,304,197
Pacific Basin Shipping Ltd.	3,131,329	1,142,267
Pan Ocean Co. Ltd.	323,626	1,034,276
Pangaea Logistics Solutions Ltd.	38,658	273,699
Safe Bulkers, Inc.	60,909	385,554
Scorpio Tankers, Inc.	45,753	3,415,919
SFL Corp. Ltd.	87,480	943,909
SITC International Holdings Co. Ltd.	906,684	3,941,199
Star Bulk Carriers Corp.	69,331	1,592,533
Stolt-Nielsen Ltd.	34,824	1,192,266
T.S. Lines Ltd.	1,004,491	1,021,121

The accompanying notes are an integral part of these financial statements.

Teekay Corp. Ltd.	50,767	619,865
Teekay Tankers Ltd. - Class A	18,097	1,326,872
TORM PLC	61,517	1,742,005
Tsakos Energy Navigation Ltd.	18,889	745,360
Wallenius Wilhelmsen ASA - Class B	247,243	3,091,505
ZIM Integrated Shipping Services Ltd.	73,038	1,924,551
TOTAL COMMON STOCKS (Cost $62,654,842)		79,631,958

SHORT-TERM INVESTMENTS - 4.1%	Shares	Value
Investments Purchased with Proceeds from Securities Lending - 4.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.78%(e)	3,315,147	3,315,147

Money Market Funds - 0.0%(f)
First American Government Obligations Fund - Class X, 3.58%(e)	49	49

TOTAL SHORT-TERM INVESTMENTS (Cost $3,315,196)		3,315,196

TOTAL INVESTMENTS - 103.7% (Cost $65,970,038)		82,947,154
Liabilities in Excess of Other Assets - (3.7)%		(2,975,630)
TOTAL NET ASSETS - 100.0%		$79,971,524

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2026. The total market value of these securities was $3,380,935 which represented 4.2% of net assets.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $1,125,185 or 1.4% of the Fund's net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(f)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

March 31, 2026

SonicShares™ Global
Shipping ETF
ASSETS:
Investments, at value (cost $65,970,038)(a) (Note 2)	$82,947,154
Receivable for investments sold	264,939
Dividends receivable	374,880
Dividend tax reclaim receivable	135,466
Security lending income receivable (Note 6)	3,261
Interest receivable	1,440
Total assets	83,727,140

LIABILITIES:
Payable upon return of securities loaned (Note 6)	3,315,147
Line of credit payable (Note 9)	392,000
Payable to adviser (Note 4)	46,846
Other liabilities	1,623
Total liabilities	3,755,616
NET ASSETS	$79,971,524

NET ASSETS CONSISTS OF:
Paid-in capital	$73,161,349
Total distributable earnings/(accumulated losses)	6,810,175
Total Net Assets	$79,971,524

Net assets	$79,971,524
Shares issued and outstanding(b)	2,000,000
Net asset value per share	$39.99

(a) Includes securities on loan of $3,380,935.

(b) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the Year Ended March 31, 2026

SonicShares™ Global
Shipping ETF
INVESTMENT INCOME:
Dividend income	$3,755,571
Less: Dividend withholding taxes	(340,098)
Interest income	15,864
Securities lending income (Note 6)	40,190
Total investment income	3,471,527

EXPENSES:
Investment advisory fee (Note 4)	315,440
Interest expense (Note 9)	403
Total expenses	315,843
NET INVESTMENT INCOME (LOSS)	3,155,684

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,268,711)
In-kind redemptions	660,126
Foreign currency transactions	14,147
Net realized gain (loss)	(622,732)
Net change in unrealized appreciation (depreciation) on:
Investments	19,789,748
Foreign currency translations	696
Net change in unrealized appreciation (depreciation)	19,790,444
Net realized and unrealized gain (loss)	19,167,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,323,396

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SonicShares™ Global Shipping ETF
	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS:
Net investment income (loss)	$3,155,684	$3,399,302
Net realized gain (loss)	(622,732)	(720,540)
Net change in unrealized appreciation (depreciation)	19,790,444	(2,106,107)
Net increase (decrease) in net assets resulting from operations	22,323,396	572,655

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,745,676)	(5,141,051)
Total distributions to shareholders	(3,745,676)	(5,141,051)

CAPITAL TRANSACTIONS:
Subscriptions	32,228,088	5,489,995
Redemptions	(3,033,480)	(12,183,195)
ETF transaction fees (Note 10)	9,641	1,555
Net increase (decrease) in net assets from capital transactions	29,204,249	(6,691,645)

NET INCREASE (DECREASE) IN NET ASSETS	47,781,969	(11,260,041)

NET ASSETS:
Beginning of the period	32,189,555	43,449,596
End of the period	$79,971,524	$32,189,555

SHARES TRANSACTIONS
Subscriptions	875,000	150,000
Redemptions	(100,000)	(375,000)
Total increase (decrease) in shares outstanding	775,000	(225,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	SonicShares™ Global Shipping ETF
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2024	Year Ended March 31, 2023	Period Ended March 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$26.28		$29.97		$30.43	$34.62	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	2.24		2.48		2.82	3.74	2.30
Net realized and unrealized gain (loss) on investments(c)	14.02		(2.18)		0.76	(4.65)	8.47
Total from investment operations	16.26		0.30		3.58	(0.91)	10.77

LESS DISTRIBUTIONS FROM:
Net investment income	(2.56)		(3.99)		(4.06)	(3.33)	(1.18)
Total distributions	(2.56)		(3.99)		(4.06)	(3.33)	(1.18)

ETF transaction fees per share	0.01		0.00	(d)	0.02	0.05	0.03
Net asset value, end of period	$39.99		$26.28		$29.97	$30.43	$34.62
TOTAL RETURN(e)	64.85%		(0.12)%		13.81%	(1.05)%	43.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$79,972		$32,190		$43,450	$22,061	$29,426

Ratio of expenses to average net assets(f)	0.69%		0.69%		0.69%	0.69%	0.69%
Ratio of interest expense to average net assets(f)	0.00	%(g)	0.00	%(g)	–%	–%	–%
Ratio of operational expenses to average net assets excluding interest expense	0.69%		0.69%		0.69%	0.69%	0.69%
Ratio of net investment income to average net assets(f)	6.90%		7.67%		9.57%	12.44%	11.51%
Portfolio turnover rate(e)(h)	25%		30%		34%	47%	39%

(a)	Inception date of the Fund was August 3, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2026

NOTE 1 - ORGANIZATION

The SonicShares™ Global Shipping ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Fund commenced operations as a non-diversified series of the Trust; however, the Fund continuously operated as diversified for three years and as of August 3, 2024, is classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on August 3, 2021.

The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Solactive Global Shipping Index (the “Index”).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to Financial Statements

March 31, 2026

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,631,958	$—	$—	$79,631,958
Investments Purchased with Proceeds from
Securities Lending(a)	—	—	—	3,315,147
Money Market Funds	49	—	—	49
Total Investments	$79,632,007	$—	$—	$82,947,154

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,315,147 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

Notes to Financial Statements

March 31, 2026

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

As of March 31, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Notes to Financial Statements

March 31, 2026

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemptions in kind. For the year ended March 31, 2026, the following adjustments were made:

Paid-In Capital	Total distributable earnings/(accumulated losses)
$207,958	$(207,958)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Associated Risks of Investing in Global Shipping Companies. Companies in the shipping industry may be adversely affected by various factors, including, among others, volatile fluctuations in the price and supply of fuels and raw materials, changes in seaborne transportation patterns, downturn in domestic and/or global economies, changes in domestic and/or global consumption patterns, changes in domestic and/or global manufacturing patterns, changes in global demand for particular products or resources, a decrease in international trade, natural disasters or events, weather delays, weather patterns and weather-related events, including hurricanes, pandemic diseases, the congestion, blockage or shutdown of key ports, channels, canals and shipping routes, commodity prices, taxes, tariffs, sanctions, trade wars, embargoes, enactment of adverse laws, rules and/or regulations, labor shortages, labor strikes, imposition of emissions standards and other environment-related rules and regulations, domestic or international politics and conflicts, including war or threat of war, computer and/or software malfunction, piracy, cyber attacks and terrorism. Any factor or factors adversely affecting companies in the shipping industry could have a significant adverse impact on the Fund’s performance.

Notes to Financial Statements

March 31, 2026

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. See “Transportation Industry Risk” below.

Equity Market Risk. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Currency Exchange Rate Risk. The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and give rise to certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of tariffs or economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Notes to Financial Statements

March 31, 2026

Exchange Traded Fund (“ETF”) Risk. The Fund is an ETF, and, as a result of an ETF’s structure, is exposed to the following risks:

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Index Risk. The Index may not reflect all companies meeting the Index’s eligibility criteria if certain characteristics of a company are not known at the time the Index is composed or reconstituted.

Market Capitalization Risk.

•	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to Financial Statements

March 31, 2026

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.

•	Industrials Sector Risk. Companies operating in the industrials sector or issuers in industrials-related industries may be significantly affected by, among other things, worldwide economic growth, changes in supply and demand for specific products and services, product obsolescence, rapid technological developments, international, political and economic developments, environmental issues, tax and governmental regulatory policies, claims for environmental damage or product liability and general economic conditions. Any factors adversely affecting companies in the industrials sector could have a significant adverse impact on Global Shipping Companies and on the Fund’s performance. Specific risks impacting Global Shipping Companies are set forth in “Associated Risks of Investing in Global Shipping Companies” above.

o	Transportation Industry Risk. Companies in the transportation industry, including companies engaged in the water transportation industry, may be adversely affected by economic changes, increases in fuel and operating costs, labor relations and insurance costs. Transportation companies may also be subject to significant government regulation and oversight, which may adversely affect their businesses.

Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by an independent third party calculation agent (“Third Party Data”). When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in Index Components at all times or may hold securities not included in the Index.

Notes to Financial Statements

March 31, 2026

Underlying Index Risk. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.69% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended March 31, 2026 are disclosed in the Statement of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund's administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the "Securities Lending Agent") for the Fund. Prior to August 1, 2025, Fund Services also served as the Fund’s sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund's principal underwriter in a continuous public offering of the Fund's Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

Notes to Financial Statements

March 31, 2026

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of March 31, 2026, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$3,380,935	$3,315,147	4.2%

During the year ended March 31, 2026, the Fund loaned securities that were collateralized by cash. The cash collateral received is invested in the Mount Vernon Liquid Assets Portfolio, LLC, as listed in the Fund’s Schedule of Investments. The Mount Vernon Liquid Assets Portfolio, LLC’s investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

Notes to Financial Statements

March 31, 2026

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Purchases	Sales
$18,553,424	$11,252,246

For the year ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the year ended March 31, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
$24,309,456	$2,795,710

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended March 31, 2026 and the prior fiscal year ended March 31, 2025 were as follows:

Distributions paid from:	March 31, 2026	March 31, 2025
Ordinary Income	$3,745,676	$5,141,051

As of the fiscal year ended March 31, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments(a)	$71,429,442
Gross tax unrealized appreciation	12,906,001
Gross tax unrealized depreciation	(1,388,289)
Net tax unrealized appreciation (depreciation)	11,517,712
Undistributed ordinary income (loss)	1,805,204
Undistributed long-term capital gain (loss)	—
Total distributable earnings	1,805,204
Other accumulated gain (loss)	(6,512,741)
Total distributable earnings/(accumulated losses)	$6,810,175

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sales and PFIC mark-to-market.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the fiscal year ended March 31, 2026, the Fund had not elected to defer any post-October or late-year losses.

Notes to Financial Statements

March 31, 2026

As of March 31, 2026, the Fund had long-term and short-term capital loss carryovers of $4,494,178 and $2,018,204, respectively, which do not expire.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended March 31, 2026, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	395,000
Average daily loan outstanding, when in use	208,000
Credit facility outstanding as of March 31, 2026	392,000
Average interest rate, when in use	6.98%
Interest rate terms	Prime
Interest rate as of March 31, 2026	6.75%
Expiration date	June 24, 2026

Interest expense incurred for the year ended March 31, 2026 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

Notes to Financial Statements

March 31, 2026

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Fund has adopted ASU 2023-09, which does not expected to have a material impact on the Fund’s financial statements or disclosures.

NOTE 13 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

SonicShares Global Shipping ETF and

The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SonicShares Global Shipping ETF (the “Fund”), a series of Tidal Trust I (the “Trust”), including the schedule of investments, as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years ended March 31, 2026 and the financial highlights for the four years ended March 31, 2026 and for the period August 3, 2021 (commencement of operations) to March 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 29, 2026

Other Non-Audited Information	SonicShares™ Global Shipping ETF

March 31, 2026

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended March 31, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SonicShares Global Shipping ETF	40.18%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended March 31, 2026, was as follows:

SonicShares Global Shipping ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the year ended March 31, 2026, was as follows:

SonicShares Global Shipping ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 3, 2026

* Print the name and title of each signing officer under his or her signature.